Cash	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash
3.	Cash

Cash consist of cash on hand, cash in banks, which are unrestricted as to withdrawal or use, and have insignificant risk of changes in value. Cash is denominated in the following currencies:

	As of June 30, 2026	As of December 31, 2025

RMB	$17,122	$23,706
HKD	6	235
SGD	5	2,972
USD	2,467	1
Total	$19,600	$26,914